Investments in Equity Accounted Investees - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates and joint ventures [Line Items]
Dividends received from associates	₩ 1,664	₩ 200	₩ 15,200